Significant events	12 Months Ended
Dec. 31, 2020
Significant events
Significant events

3.   Significant events

The following is a summary of the significant corporate transactions undertaken by the Bank and other significant events over the last three years:

a) Corporate events

Sale of Custody business

On July 24, 2015, Banco Santander (Spain) made an offer to the Bank to purchase their Custody business. The Bank accepted this offer. The agreed sale price on that date was 1,191 million pesos. This offer required the Bank to transfer their Custody business; however, this obligation was subject to the following conditions: i) was valid until June 30, 2016, ii) was subject to the same conditions established in a global agreement signed by Banco Santander (Spain) consisted of the sale of the custody businesses in Spain, Mexico and Brazil, iii) authorizations must have been obtained from the Mexican authorities to establish a special purpose entity whose objective was the operation of the custody business in Mexico, iv) was dependent on the global transaction, if it was terminated, the transaction would also terminate in Mexico, and v) the transaction should have been formalized through the signing of the respective contracts.

On August 22, 2016, Mexican authorities authorized Banco Santander (Spain) to establish and operate a new bank in Mexico named Banco S3 México, S.A., Institución de Banca Múltiple (Banco S3). The activities of Banco S3 would be focused on the specialized business of deposits, custody and management of securities and cash in Mexico. On February 2, 2018, the Mexican Ministry of Finance and Public Credit (Secretaría de Hacienda y Crédito Público, hereinafter “SHCP” by its Spanish acronym) and the CNBV authorized Banco S3 to operate as a financial institution in Mexico.

On January 2, 2018, the Bank, as seller, and Banco S3, as buyer, entered into a purchase-sale agreement of the Custody business of the Bank. The agreed sale price was 850 million pesos, of which 90% of the total amount was paid on February 9, 2018 and the remaining 10% would be paid one year after January 2, 2018. It was agreed by both parties, that the remaining 10% of the sale price could be adjusted contingent on the successful transfer of customers from the Bank to Banco S3. Later during October 2018, the agreed sale price was adjusted by 128 million pesos due to the low transfer rate of customers from the Bank to Banco S3 being the final sale price agreed of 722 million pesos.

This transaction was considered executed between entities under common control, therefore the effect from the sale of the Custody business was an increase of 506 million pesos in Accumulated reserves within Shareholders’ equity in the consolidated balance sheet.

Acquisition of Isban México, S.A. de C.V.

On October 26, 2017, the Board of Directors approved the acquisition of Isban México, S.A. de C.V. (ISBAN) with the objective of creating a new technology-operating model for the Bank.

The CNBV authorized on September 14, 2018, the acquisition by the Bank of all the shares representing the capital stock of ISBAN.

On October 11, 2018, the Bank acquired from Banco Santander, S.A. (Spain) for 1,077 million pesos, all the shares representing the capital stock of ISBAN. This acquisition originated a charge of 225 million pesos in Accumulated reserves within Shareholders’ equity in the consolidated balance sheet given that this transaction was considered executed by entities under common control.

On October 15, 2018, the Board of Directors of ISBAN approved the change of its corporate name from ISBAN to Santander Tecnología México, S.A. de C.V. (Santander Tecnología México).

The carrying amount of the assets acquired and liabilities assumed at the date of the acquisition were as follows:

Carrying amount

Assets:
Cash	715
Tangible assets	457
Other assets	318
1,490
Liabilities:
Other liabilities	(638)

Net assets acquired	852
Acquisition cost	(1,077)
Effect on acquisition	(225)

Early settlement of Tier II Subordinated Capital Notes - Expiration of cash tender offer

On September 26, 2018, the Bank completed a cash tender offer (Tender Offer) for any and all of its outstanding 5.95% Tier II Subordinated Capital Notes issued on December 27, 2013 with a ten-year maturity (January 30, 2024). The amount effectively tendered was USD 1,222,907,000, which represented 94.07% of such 5.95% Tier II Subordinated Capital Notes. On January 30, 2019, the Bank exercised its call option and amortized the remaining USD 77,093,000.

Issue of Tier II Subordinated Capital Notes due 2028

On October 1, 2018, the Bank issued 5.95% Tier II Subordinated Capital Notes due 2028 for a total of USD 1,300 million, meeting the capital requirements under Basel III criteria for complementary capital/Tier II. Banco Santander (Spain) purchased USD 975 million, or 75%, of these Tier II Subordinated Capital Notes.

The Tier II Subordinated Capital Notes due 2028 were offered in the United States of America through a private placement to qualified institutional buyers, in accordance with Rule 144A under the U.S. Securities Act of 1933, as amended (Securities Act), and outside the United States of America, in accordance with Regulation S under the Securities Act.

Change of corporate name

On October 10, 2018, a modification in the Bank’s corporate name was duly approved such that, from that date, the Bank is named Banco Santander México, S.A., Institución de Banca Múltiple, Grupo Financiero Santander México. The modification consisted of eliminating the parentheses that were around the word “México”.

Exchange Offers

On August 18, 2019, Banco Santander (Spain) announced the commencement of its exchange offers to acquire all the issued and outstanding Series B shares and American Depositary Shares (ADS) of Banco Santander México in exchange for 0.337 of Banco Santander (Spain)’s ordinary share for each Banco Santander México´s Series B share and 1.685 Banco Santander (Spain)’s ADS for each Banco Santander México’s ADS.

The exchange offers comprised a United States exchange offer and a concurrent Mexican exchange offer.

The United States exchange offer was made pursuant to an offer to exchange/prospectus filed with the United States Securities and Exchange Commission on August 8, 2019, and was open to all United States holders of Banco Santander México´s Series B shares and all holders of Banco Santander México’s ADS, wherever located. The Mexican exchange offer was made pursuant to a Mexican information statement and placement prospectus and was open to holders of Banco Santander México´s Series B shares.

On September 6, 2019, Banco Santander (Spain) informed the expiration of the acceptance period of the exchange offers made for all the issued and outstanding Series B shares and ADS of Banco Santander México.

Acquisition of Elavon Mexico Holding Company

On March 13, 2020, the Bank acquired 49% of the shares representing the capital stock of Santander Merchant Platform Solutions México, S.A. de C.V. (formerly, Elavon Mexico Holding Company, S.A. de C.V.). Santander Merchant Platform Solutions, S.L., a subsidiary of Banco Santander (Spain) acquired the remaining 51% of the capital stock. The agreed purchase price for the total equity stock is 1,680 million pesos.

As of December 31, 2020, the Bank measures the investments in associated entities using the equity method (see Note 49).

Senior Unsecured Notes

On April 14, 2020, the Bank issued Senior Unsecured Notes for USD 1,750 million at an annual interest rate of 5.375% and maturity in 2025. The Senior Unsecured Notes were offered in the United States of America through a private placement to qualified institutional buyers, in accordance with Rule 144A under the U.S. Securities Act of 1933 and outside the United States of America, in accordance with Regulation S under the Securities Act.

Merger of Santander Vivienda, S.A. de C.V.

On October 28, 2019, Banco Santander México obtained the authorization from Banco Santander (Spain) to carry out a merger through absorption between Santander Vivienda, S.A. de C.V. (Santander Vivienda), with the former being the surviving entity, and the latter being the merged entity.

On August 28, 2020, SHCP authorized the merger of Banco Santander México as the surviving merging entity with Banco Santander México and Santander Vivienda, as the merged entity, which is extinguished.

During the Extraordinary General Meeting of September 30, 2020, it was approved to carry out the merger of Banco Santander México as the merging entity with Santander Vivienda as the merged entity.

The total assets and total liabilities of Santander Vivienda merged by Banco Santander México amounted to 63,703 million pesos and 54,925 million pesos, respectively.

Incorporation of Openbank Santander México, S.A. de C.V.

On October 14, 2020, the Bank received authorization from SHCP to incorporate Openbank Santander México, S.A. de C.V., Sociedad Financiera de Objeto Múltiple, Entidad Regulada, Grupo Financiero Santander México (Openbank) as a subsidiary of the Bank. On November 16, 2020, Banco Santander (Spain) began the process of obtaining the applicable authorizations to operate Openbank as a commercial bank. This entity is not currently operating.

Merchant business

On December 3, 2020, the Bank entered into an assignment agreement with SMPS Merchant Platform Solutions México, S.A. de C.V. (SMPS), subsidiary entity of Santander Merchant Platform Solutions México, S.A. de C.V., in order to sell all the acquisition contracts related to the merchant business operated and administered by the Bank, along with their respective economic rights. The agreed sell price amounts to 1,600 million pesos.

Simultaneously, the Bank and SMPS entered into a service provision contract that stipulates that the Bank will provide administrative, operational and collection support services to cover the needs related to the merchant business acquisition contracts acquired by SMPS.

As of the date of issuance of the consolidated financial statements, SPMS has not obtained the registration to be able to operate as a Participant in Disposal Networks (Participante en Redes de Medios de Disposición) in its capacity as Acquirer (Adquirente) in accordance with the General Provisions applicable to Disposal Networks (Disposiciones de Carácter general aplicables a las Redes de Medios de Disposición) issued by the CNBV and the Mexican Central Bank. Once SMPS obtains the authorization, this transaction will be closed, which is estimated to occur during March 2021.

b) Other significant events

COVID-19 pandemic Support Program

On March 26, 2020, the CNBV issued an official letter giving response to the proposal of the Association of Banks of Mexico (ABM by its Spanish acronym) for the implementation of various relief measures (Support Program) in order to support borrowers impacted by the COVID-19 pandemic and with the aim of guaranteeing the stability of the Financial System in Mexico.

The Bank implemented in March 2020 the Support Program, which includes the partial or total deferral of principal and/or interest payments for up to four months, with the possibility of extending it to two additional months, with respect to the total amount due from borrowers, without any interest charge.

The Support Program was applied to commercial loans, mortgage loans, and revolving and non-revolving consumer loans as well as for agricultural loans, as long as the loan was classified as performing according to Mexican Banking GAAP as of February 28, 2020. In the case of microcredits (microloans), the Support Program was only applied as long as the loan was classified as performing according to Mexican Banking GAAP as of March 31, 2020.

The Support Program was only valid if the Bank implemented the benefits no later than 120 days after the aforementioned dates.

In the event that the restructuring or renovation of a loan includes deductions, forgiveness, bonuses, or discounts on the due balance that have an impact on lower payments for borrowers, as a mechanism to strengthen the liquidity of them, banks could defer the constitution of the allowance for impairment losses for Mexican Banking GAAP, related with the granting of deductions, forgiveness, bonuses and discounts to the customers.

Those modifications to the original conditions of performing loans, in which the risk profiles of the borrower were adjusted and did not imply a total or partial deferral of principal and/or interests are not considered as a restructuring for Mexican Banking GAAP purposes, as long as:

•	The loans are considered performing as of February 28, 2020.
•	The contractual procedures for renewal or restructuring ended no later than 120 calendar days after February 2020.
•

Such modifications shall be applicable for a period that could not exceed more than six months; banks are required to maintain the original established risk profiles according with their policies and procedures.

In applying the Support Program, banks must observe the following conditions:

•	Not to make contractual modifications that explicitly or implicitly consider the capitalization of interests, nor the collection of any type of commission derived from the restructuring.
•	Credit lines previously authorized to revolving consumer credit card loans should not be restricted, reduced by more than 50% of the unused portion or canceled.
•	Credit lines previously authorized to commercial loans should not be restricted, reduced or canceled.
•	Not to request additional guarantees or its substitution in the case of restructuring.

Banks must deliver to the CNBV the general conditions of the granted Support Program, as well as a detailed report on the loans benefited within ten business days following the end of each month, beginning in March 2020 with the documentation process of the benefits granted.

Bank’s Management applied its professional judgment in analyzing if the contractual terms and conditions of the loans benefited by the Support Program change substantially with respect to the original granted loan, concluding that the modified contractual cash flows on the financial assets do not result in derecognition as established by IFRS 9.

As of December 31, 2020, 531,636 loans for an amount of 150,809 million were registered in the Support Program as follows:

Support programs

By loan type:
Commercial, financial and industrial loans	58,479
Mortgage loans	64,235
Installment loans to individuals -	28,095
Revolving consumer credit card loans	8,770
Non-revolving consumer loans	19,325
150,809

The breakdown of Losses on modification of financial assets recognized in the consolidated income statement is presented in Note 11.

Credit restructuring measures

On September 24, 2020, SHCP and CNBV issued an optional package of measures for credit restructuring. These relief measures encourage and allow banks and other financial intermediaries to restructure the loans of customers who request it. These measures consist in various options such as extension of terms, reduction of interest rates or eventual reductions and a term of up to five years (sixty months), depending on the customer and institution.

Additionally, on November 9, 2020, the CNBV issued regulatory facilities for credit institutions that implement “Institutional Restructuring Programs”, in order to offer better credit conditions to their customers.

The Bank decided not to apply the optional restructuring measures nor other “Institutional Restructuring Program”.